Income Taxes (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss	$ 4,830	$ 77	$ 38
Valuation allowances	2,871	0
Unrecognized tax benefits	$ 0	$ 0